CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 16,391	$ 10,732		$ 19,647		$ 25,613				$ 27,227	$ 20,818
Accounts receivable, net	158,385	171,495				172,604
Receivable due from ESOP Trust		0				930
Prepaid expenses and other current assets	6,492	5,341				4,483
Total current assets	181,268	187,568	$ 189,003	191,759	$ 179,298	203,630	$ 211,464	$ 223,550	$ 203,722
Property, plant and equipment, net	6,291	7,066				9,668
Intangible assets, net	593	961				2,040
Goodwill	398,921	398,921	398,921			398,921
Other assets	9,228	9,753				10,367
Total assets	596,301	604,269				624,626
Current liabilities:
Unsecured notes, current portion	0	23,977				0
Interest payable	1,618	2,976				17,758
Trade accounts payable	70,289	55,533				61,622
Accrued liabilities	43,673	45,021				39,393
Accrued payroll and related liabilities	40,876	38,190				37,954
Billings in excess of revenue earned	2,591	2,815				4,334
Total current liabilities	181,785	186,156	$ 743,602	$ 736,335	$ 474,643	161,061	$ 167,253	$ 171,700	$ 157,168
Secured notes		0				322,286
Unsecured notes		0				233,832
Accrued compensation and benefits, excluding current portion	5,861	5,878				5,736
Non-current portion of lease obligations	11,053	11,456				12,821
Deferred income taxes	$ 68,591	$ 65,104				$ 58,130
Commitments and contingencies
Redeemable common stock, value	$ 32,084	$ 32,120				$ 61,895
Accumulated other comprehensive loss (gain)	(19)	(19)				130
Accumulated surplus (deficit)	(276,224)	(253,475)				(252,050)
Total liabilities, redeemable common stock and stockholders' deficit	596,301	604,269				624,626
Second and Third Lien Notes [Member]
Current liabilities:
Common stock warrants, second lien term loan and third lien notes	11,793	6,518				0
Secured Notes [Member]
Current liabilities:
Common stock warrants, second lien term loan and third lien notes	20,785	20,785				20,785
Series A Preferred Stock [Member]
Current liabilities:
Series A preferred stock	2,339	2,339				0
Revolving Credit Facility [Member]
Current assets:
Revolving credit facility	42,606	39,549				0
First Lien Term Loan, Tranche A [Member]
Current assets:
Debt, noncurrent	71,571	82,627				0
Current liabilities:
Debt, current	21,119	16,059				0
First Lien Term Loan, Tranche B [Member]
Current assets:
Debt, noncurrent	159,024	158,413				0
Current liabilities:
Debt, current	1,619	1,585				0
Second Lien Term Loans [Member]
Current assets:
Debt, noncurrent	62,567	56,373				0
Third Lien Notes [Member]
Current assets:
Debt, noncurrent	$ 202,485	$ 190,445				$ 0